Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

In January 2026, the Company repurchased an aggregate of 89,952 Class A ordinary shares at price of US$0.74 per share, which was recorded as treasury shares.

The Company evaluated all events and transactions that occurred after December 31, 2025 up through the date the Company issued these consolidated financial statements. Other than the event disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.